Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 29, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Granting Practices

Every year since 2017, we have made our annual equity grants on March 29, other than the 2020 annual equity grants made on March 27, which was the last business day prior to March 29. We issue these grants on March 29, because, with one exception since 2017, the grants have been made at least a week after the filing of our Annual Report on Form 10-K (Form 10-K), which typically cleanses our employees of material non-public information.

However, in 2024, as a result of complex accounting issues related to our collaboration with Gilead executed in 2023, we filed our Form 10-K later than normal, on March 28, 2024, one day prior to our annual equity grants. The sizes of the annual equity grants had been determined in advance of the filing of the Form 10-K. Tabular disclosure related to the 2024 annual equity grants made to NEOs can be found in the below table.

The Committee does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Committee does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Jason A Okazaki [Member]
Awards Close in Time to MNPI Disclosures
Name		Jason A. Okazaki
Underlying Securities | shares		65,000
Exercise Price | $ / shares		$ 13.3
Fair Value as of Grant Date | $		$ 637,731
Underlying Security Market Price Change | Rate		(3.00%)
William E Delaney IV [Member]
Awards Close in Time to MNPI Disclosures
Name		William E. Delaney IV, Ph.D.
Underlying Securities | shares		20,000
Exercise Price | $ / shares		$ 13.3
Fair Value as of Grant Date | $		$ 196,225
Underlying Security Market Price Change | Rate		(3.00%)
Nicole S White [Member]
Awards Close in Time to MNPI Disclosures
Name		Nicole S. White, Ph.D.
Underlying Securities | shares		17,500
Exercise Price | $ / shares		$ 13.3
Fair Value as of Grant Date | $		$ 171,697
Underlying Security Market Price Change | Rate		(3.00%)